UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Small Cap Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Small Cap Fund
September 30, 2005

COMMON STOCKS	Shares	Value

Apparel - 3.28%
Oxford Industries, Inc.	397,600	$17,939,712
Quiksilver, Inc.*	956,500	13,821,425
		31,761,137

Banks - 1.24%
City National Corporation	171,550	12,023,939

Business Equipment and Services - 11.93%
ATI Technologies Inc.*	825,600	11,504,736
CheckFree Corporation*	625,086	23,628,251
Headwaters Incorporated*	338,400	12,656,160
Jacobs Engineering Group Inc.*	166,750	11,238,950
Macrovision Corporation*	880,850	16,828,639
Resources Connection, Inc.*	892,318	26,434,921
Strayer Education, Inc.	141,361	13,305,604
		115,597,261

Capital Equipment - 4.05%
Chicago Bridge & Iron Company N.V., NY Shares	389,100	12,097,119
Cooper Cameron Corporation*	180,000	13,307,400
Shaw Group Inc. (The)*	560,600	13,824,396
		39,228,915

Communications Equipment - 6.31%
ADTRAN, Inc.	480,100	15,130,351
Andrew Corporation*	725,700	8,095,184
General Cable Corporation*	529,000	8,887,200
Plantronics, Inc.	595,100	18,335,031
Tekelec*	511,200	10,686,636
		61,134,402

Computers - Peripherals - 11.34%
Allscripts Healthcare Solutions, Inc.*	604,300	10,883,443
Avid Technology, Inc.*	520,910	21,583,906
Cognex Corporation	631,900	19,026,509
Epicor Software Corporation*	736,600	9,550,019
Kronos Incorporated*	325,850	14,523,134
Nautilus Group, Inc. (The)	757,400	16,715,818
Red Hat, Inc.*	704,750	14,937,176
WebSideStory, Inc.*	146,200	2,588,471
		109,808,476

Cosmetics and Toiletries - 1.42%
Nu Skin Enterprises, Inc., Class A	723,700	13,786,485

Electrical Equipment - 1.23%
Microsemi Corporation*	465,200	11,878,882

Electronic Components - 1.16%
FormFactor, Inc.*	492,250	11,218,377

Electronic Instruments - 4.42%
FLIR Systems, Inc.*	572,900	16,937,788
Trimble Navigation Limited*	291,500	9,813,348
WMS Industries Inc.*	570,500	16,048,165
		42,799,301

Finance Companies - 1.39%
Financial Federal Corporation	339,550	13,514,090

Food and Related - 1.75%
J.M. Smucker Company (The)	348,300	16,906,482

Health Care - Drugs - 4.12%
Angiotech Pharmaceuticals, Inc.*	795,350	11,130,923
Encysive Pharmaceuticals Inc.*	369,900	4,355,572
MGI PHARMA, INC.*	180,300	4,200,990
Martek Biosciences Corporation*	421,239	14,800,232
Neurocrine Biosciences, Inc.*	110,500	5,433,838
		39,921,555

Health Care - General - 8.36%
Advanced Neuromodulation Systems, Inc.*	190,850	9,056,787
American Medical Systems Holdings, Inc.*	548,520	11,025,252
Digene Corporation*	416,300	11,849,979
Hologic, Inc.*	283,850	16,393,757
OraSure Technologies, Inc.*	145,403	1,372,604
ResMed Inc.*	208,050	16,571,183
Schein (Henry), Inc.*	345,400	14,712,313
		80,981,875

Hospital Supply and Management - 6.25%
Advisory Board Company (The)*	227,386	11,832,031
Cerner Corporation*	203,894	17,715,330
PSS World Medical, Inc.*	553,600	7,362,880
VCA Antech, Inc.*	401,350	10,226,398
WellCare Health Plans, Inc.*	361,300	13,386,165
		60,522,804

Leisure Time Industry - 0.98%
THQ Inc.*	444,275	9,471,943

Multiple Industry - 1.60%
FoxHollow Technologies, Inc.*	325,101	15,468,306

Petroleum - Domestic - 1.89%
Western Gas Resources, Inc.	356,450	18,260,934

Petroleum - International - 1.99%
Newfield Exploration Company*	392,500	19,271,750

Petroleum - Services - 1.89%
Patterson-UTI Energy, Inc.	506,600	18,260,397

Publishing - 0.88%
Getty Images, Inc.*	99,050	8,522,262

Railroad - 1.62%
Kansas City Southern*	675,200	15,738,912

Restaurants - 1.33%
P.F. Chang's China Bistro, Inc.*	287,500	12,884,313

Retail - Specialty Stores - 3.44%
Guitar Center, Inc.*	194,000	10,709,770
O'Reilly Automotive, Inc.*	534,000	15,053,460
Tractor Supply Company*	165,746	7,562,161
		33,325,391

Timesharing and Software - 7.66%
CoStar Group, Inc.*	167,400	7,807,536
Digitas Inc.*	1,413,500	16,029,090
FactSet Research Systems, Inc.	649,925	22,903,357
MicroStrategy Incorporated, Class A*	192,200	13,508,777
Zebra Technologies Corporation, Class A*	356,300	13,911,734
		74,160,494

TOTAL COMMON STOCKS - 91.53%		$886,448,683

(Cost: $679,651,337)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aircraft - 0.52%
United Technologies Corporation,
3.77%, 10-3-05	$5,000	4,998,953

Aluminum - 0.93%
Alcoa Incorporated,
3.9%, 10-3-05	8,981	8,979,054

Finance Companies - 2.27%
PACCAR Financial Corp.,
3.7%, 10-5-05	5,000	4,997,944
Prudential Funding LLC,
3.7%, 10-13-05	7,000	6,991,367
River Fuel Company #2, Inc. (Bank of New York (The)),
3.64%, 10-14-05	5,000	4,993,428
USAA Capital Corp.,
3.75%, 10- 4-05	5,000	4,998,438
		21,981,177

Food and Related - 0.51%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
3.9%, 10-19-05	5,000	4,990,250

Health Care - General - 0.52%
Baxter International Inc.,
3.87%, 10-3-05	5,000	4,998,925

Multiple Industry - 0.51%
Michigan Consolidated Gas Co.,
3.87%, 10-5-05	5,000	4,997,850

Retail - General Merchandise - 0.72%
Target Corporation,
3.75%, 10-11-05	7,000	6,992,708

Utilities - Gas and Pipeline - 1.03%
Questar Corporation,
3.86%, 10-14-05	10,000	9,986,061

Utilities - Telephone - 0.72%
SBC Communications Inc.,
3.8%, 10-3-05	7,000	6,998,522

Total Commercial Paper - 7.73%		74,923,500

Municipal Obligations - 0.74%
Maryland
      Mayor and City Council of Baltimore (City of Baltimore,
      Maryland), General Obligation Bonds:
      Consolidated Public Improvement Bonds, Series 2003D
      (Variable Rate Demand/Taxable), (Financial Security
Assurance Inc.),
3.84%, 10-6-05	3,155	3,155,000
Consolidated Public Improvement Refunding Bonds, Series 2003C (Variable Rate Demand/Taxable), (Financial Security Assurance Inc.),
3.84%, 10-6-05	4,000	4,000,000
		7,155,000

TOTAL SHORT-TERM SECURITIES - 8.47%		$82,078,500

(Cost: $82,078,500)

TOTAL INVESTMENT SECURITIES - 100.00%		$968,527,183

(Cost: $761,729,837)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Small Cap Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: November 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: November 29, 2005